Trade and Other Payables (Details) - Schedule of Trade and Other Payables - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Trade payables:
Amount due to third parties	$ 891,797	$ 519,958
Other payables:
Accrued payroll and pension	1,188,861	917,166
GST payables	633,743	362,120
Provision for taxation	117,835	87,822
Others	164,400	126,677
Total trade and other payables	$ 2,996,636	$ 2,013,743